CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 7,143	$ 9,187
Restricted cash	667	652
Short-term bank deposits	116,622	34,040
Trade receivables	2,000
Other accounts receivable and prepaid expenses	2,658	1,121
Total current assets	129,090	45,000
NON-CURRENT ASSETS:
Long-term prepaid expenses	1,880	693
Severance pay fund	2,863	2,485
Operating lease right of use asset	2,772	3,247
Property and equipment, net	1,711	2,338
Total non-current assets	9,226	8,763
Total assets	138,316	53,763
CURRENT LIABILITIES:
Trade payables	1,413	1,088
Short-term deferred participation in R&D expenses	668	774
Current maturity of operating lease liability	639	600
Other accounts payable and accrued expenses	7,803	4,357
Total current liabilities	10,523	6,819
NON- CURRENT LIABILITIES:
Long-term deferred participation in R&D expenses	1,968	2,691
Long-term operating lease liability	2,527	2,978
Accrued severance pay	3,516	2,954
Total non-current liabilities	8,011	8,623
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 0.01 par value: 200,000,000 shares authorized at December 31, 2020 and 2019; 83,675,856 and 67,922,836 shares issued and outstanding at December 31, 2020 and 2019, respectively	231	187
Additional paid-in capital	507,427	396,312
Accumulated deficit	(387,876)	(358,178)
Total shareholders' equity	119,782	38,321
Total liabilities and shareholders' equity	$ 138,316	$ 53,763